CLOUGH GLOBAL DIVIDEND AND INCOME FUND

CLOUGH GLOBAL EQUITY FUND

CLOUGH GLOBAL OPPORTUNITIES FUND

Schedules of Investments

January 31, 2024

Clough Global Dividend and Income Fund

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 104.86%
Communication Services - 4.20%
AT&T, Inc.(a)	52,400	$926,956
Comcast Corp., Class A(a)(b)	42,200	1,963,988
Verizon Communications, Inc.(a)	11,000	465,850
		3,356,794

Consumer Discretionary - 14.35%
Autoliv, Inc.(a)	14,250	1,526,460
BYD Co. Ltd.	36,500	813,762
D.R. Horton, Inc.	6,270	896,046
Home Depot, Inc.(a)(b)	5,648	1,993,518
McDonald's Corp.(a)	8,367	2,449,188
PulteGroup, Inc.(a)	9,380	980,773
Starbucks Corp.(a)	15,600	1,451,268
Wynn Resorts, Ltd.(a)	14,210	1,341,850
		11,452,865

Consumer Staples - 5.58%
Coca-Cola Co.(a)	24,850	1,478,327
PepsiCo, Inc.(a)(b)	5,540	933,656
Procter & Gamble Co.(a)	13,000	2,042,820
		4,454,803

Energy - 4.06%
Chesapeake Energy Corp.(a)	13,160	1,014,768
Chevron Corp.(a)	6,600	973,038
Exxon Mobil Corp.(a)	12,210	1,255,310
		3,243,116

Financials - 10.08%
Bank of America Corp.(a)	24,000	816,240
Charles Schwab Corp.	15,210	957,013
HDFC Bank Ltd. - ADR(a)(b)	10,400	577,096
ICICI Bank Ltd. - Sponsored ADR(a)(b)	33,900	827,160
JPMorgan Chase & Co.(a)	13,300	2,318,988
Morgan Stanley(a)	18,550	1,618,302
Prudential Financial, Inc.(a)	3,300	346,269
Starwood Property Trust, Inc.(a)(b)	28,600	581,438
		8,042,506

	Shares	Value
COMMON STOCKS - 104.86% (continued)
Health Care - 14.96%
AbbVie, Inc.(a)	2,850	$468,540
Amgen, Inc.(a)	2,282	717,141
Eli Lilly & Co.	1,560	1,007,152
Encompass Health Corp.(a)	15,300	1,086,912
Gilead Sciences, Inc.(a)	6,300	493,038
HCA Healthcare, Inc.(a)	4,830	1,472,667
Humana, Inc.	2,130	805,268
Johnson & Johnson(a)	3,107	493,702
Medtronic PLC(a)	15,600	1,365,624
Merck & Co., Inc.(a)	16,020	1,934,896
Sanofi - ADR(a)	8,840	441,116
Select Medical Holdings Corp.(a)	33,500	870,665
Universal Health Services, Inc.	4,990	792,462
		11,949,183

Industrials - 13.89%
Airbus SE	22,024	3,517,823
Ferguson PLC(a)	11,065	2,078,671
General Dynamics Corp.(a)	9,245	2,449,833
Illinois Tool Works, Inc.(a)(b)	1,793	467,794
Lockheed Martin Corp.(a)	815	349,969
Northrop Grumman Corp.(a)	2,387	1,066,416
RTX Corp.(a)	12,600	1,148,112
		11,078,618

Information Technology - 28.50%
Accenture PLC, Class A(a)(b)	3,097	1,126,936
Apple, Inc.(a)(b)	15,980	2,946,712
ASML Holding N.V.	2,372	2,063,213
Broadcom, Inc.(a)(b)	1,475	1,740,500
Cisco Systems, Inc.(a)	28,100	1,410,058
Lam Research Corp.(a)	2,795	2,306,350
Microsoft Corp.(a)	13,795	5,484,616
NVIDIA Corp.	1,300	799,851
Samsung Electronics Co., Ltd.	26,583	1,448,008
Samsung Electronics Co., Ltd., Preference	8,548	375,954
SK Hynix, Inc.	30,219	3,049,863
		22,752,061

Materials - 5.25%
Dow, Inc.(a)	17,100	916,560
Ecolab, Inc.	3,960	784,951
Freeport-McMoRan, Inc., Class B(a)	16,100	639,009
International Paper Co.(a)	18,600	666,438
Vale SA - Sponsored ADR, Class B(a)	86,800	1,188,292
		4,195,250

Real Estate - 1.45%
Simon Property Group, Inc.(a)	4,800	665,328
VICI Properties, Inc.(a)	16,500	496,980
		1,162,308

See Notes to Schedules of Investments

Clough Global Dividend and Income Fund

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 104.86% (continued)
Utilities - 2.54%
Duke Energy Corp.(a)	10,400	$996,632
Exelon Corp.(a)(b)	29,500	1,026,895
		2,023,527

TOTAL COMMON STOCKS (Cost $71,728,595)		83,711,031

Description/Maturity Date/Rate	Shares	Value
PREFERRED STOCKS - 1.29%
Gabelli Equity Trust, Inc., Series K, Perpetual Maturity, 5.000%(a)(c)	21,200	466,400
Trinity Capital, Inc., 1/16/2025, 7.000%(a)	22,400	562,464
		1,028,864

TOTAL PREFERRED STOCKS (Cost $1,090,000)		1,028,864

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 11.27%
Consumer Discretionary - 0.92%
Melco Resorts Finance Ltd., 7/21/2028, 5.750%(a)(d)(e)	$250,000	234,180
PulteGroup, Inc., 1/15/2027, 5.000%(a)(b)	500,000	503,276
		737,456

Energy - 3.34%
NGL Energy Operating LLC, 2/1/2026, 7.500%(d)(e)	940,000	957,324
Transocean, Inc., 2/1/2027, 8.000%(d)(e)	1,720,000	1,708,356
		2,665,680

Financials - 0.58%
Trinity Capital, Inc., 8/24/2026, 4.375%(a)	500,000	466,124

Health Care - 1.12%
Tenet Healthcare Corp., 10/1/2028, 6.125%	900,000	897,449

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 11.27% (continued)
Industrials - 4.07%
AerCap Global Aviation Trust, 6/15/2045, 6.500%(d)(e)	$840,000	$835,440
American Airlines 2013-1 Class A Pass Through Trust, 7/15/2025, 4.000%	368,438	354,791
The Hertz Corp., 12/1/2029, 5.000%(d)(e)	390,000	308,539
TransDigm, Inc., 11/15/2027, 5.500%(a)	880,000	856,908
United Airlines 2020-1 Class B Pass Through Trust, 1/15/2026, 4.875%	322,480	315,218
US Airways 2012-2 Class A Pass Through Trust, 6/3/2025, 4.625%(a)	579,479	567,680
		3,238,576

Information Technology - 1.24%
Apple, Inc., 5/6/2024, 3.450%(a)	1,000,000	994,275

TOTAL CORPORATE BONDS (Cost $8,970,291)		8,999,560

Description/Maturity Date/Rate	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.02%
United States Small Business Administration, 12/1/2028, 6.220%(a)	19,345	19,506

TOTAL ASSET-BACKED SECURITIES (Cost $19,345)		19,506

	Shares	Value
MONEY MARKET FUNDS - 0.82%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 5.210% (7-day yield)	652,933	652,933

TOTAL MONEY MARKET FUNDS (Cost $652,933)		652,933

TOTAL INVESTMENTS - 118.26% (Cost $82,461,164)		94,411,894

Liabilities in Excess of Other Assets - (18.26)%(f)		(14,576,616)

NET ASSETS - 100.00%		$79,835,278

See Notes to Schedules of Investments

Clough Global Dividend and Income Fund

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (19.14)%
Consumer Discretionary - (10.54)%
Asbury Automotive Group, Inc.(g)	(2,920)	$(610,455)
AutoNation, Inc.(g)	(4,350)	(607,521)
Brunswick Corp.	(15,200)	(1,226,336)
Carter's, Inc.	(11,010)	(832,796)
Ford Motor Co.	(41,140)	(482,161)
General Motors Co.	(6,350)	(246,380)
Harley-Davidson, Inc.	(40,510)	(1,314,550)
Lithia Motors, Inc., Class A	(1,940)	(572,009)
Pool Corp.	(2,200)	(816,750)
Tractor Supply Co.	(3,800)	(853,480)
YETI Holdings, Inc.(g)	(19,400)	(853,018)
		(8,415,456)

Consumer Staples - (1.96)%
Energizer Holdings, Inc.	(23,400)	(739,908)
Target Corp.	(5,940)	(826,135)
		(1,566,043)

Financials - (2.06)%
Deutsche Bank AG	(98,400)	(1,264,440)
Discover Financial Services	(3,600)	(379,872)
		(1,644,312)

Industrials - (3.06)%
American Airlines Group, Inc.(g)	(13,900)	(197,797)
AMETEK, Inc.	(1,800)	(291,690)
Avis Budget Group, Inc.	(4,115)	(673,667)
Honeywell International, Inc.	(1,300)	(262,938)
Jacobs Solutions, Inc.	(2,200)	(296,494)
Rockwell Automation, Inc.	(900)	(227,952)
Shoals Technologies Group, Inc., Class A(g)	(37,400)	(492,558)
		(2,443,096)

Information Technology - (0.49)%
International Business Machines Corp.	(2,145)	(393,951)

Materials - (1.03)%
Avery Dennison Corp.	(4,105)	(818,742)

TOTAL COMMON STOCKS (Proceeds $14,703,004)		(15,281,600)

	Shares	Value
EXCHANGE-TRADED FUNDS - (0.94)%
Consumer Staples Select Sector SPDR Fund	(10,300)	$(751,076)

TOTAL EXCHANGE-TRADED FUNDS (Proceeds $732,375)		(751,076)

TOTAL SECURITIES SOLD SHORT (Proceeds $15,435,379)		(16,032,676)

Investment Abbreviations:

ADR - American Depository Receipt

PLC – Public Limited Company

(a)

Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2024, the aggregate value of those securities was $67,679,495, representing 84.77% of net assets.

(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2024.
(c)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Restricted security.
(e)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2024, these securities had an aggregate value of $4,043,840 or 5.07% of net assets.

(f)	Includes cash which is being held as collateral for securities sold short.
(g)	Non-income producing security.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

Clough Global Equity Fund

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 116.89%
Communication Services - 9.00%
Alphabet, Inc.(a)(b)(c)	71,000	$10,067,800
Verizon Communications, Inc.	51,500	2,181,025
		12,248,825

Consumer Discretionary - 18.83%
Amazon.com, Inc.(a)(c)	45,760	7,101,952
Booking Holdings, Inc.(a)(c)	350	1,227,615
BYD Co. Ltd.	103,000	2,296,369
Carnival Corp.(a)(b)(c)	98,600	1,634,788
D.R. Horton, Inc.(c)	10,260	1,466,257
DraftKings, Inc.(a)(c)	59,760	2,333,628
Home Depot, Inc.(c)	2,679	945,580
McDonald's Corp.(c)	7,630	2,233,454
Melco Resorts & Entertainment Ltd. - ADR(a)(c)	16,200	126,522
PulteGroup, Inc.(c)	8,110	847,982
Royal Caribbean Cruises Ltd.(a)(b)(c)	20,210	2,576,775
Trip.com Group Ltd. - ADR(a)(c)	16,100	588,616
Wynn Resorts, Ltd.(c)	24,080	2,273,874
		25,653,412

Consumer Staples - 2.88%
Coca-Cola Co.(c)	10,400	618,696
General Mills, Inc.(b)(c)	13,900	902,249
Procter & Gamble Co.(b)(c)	15,300	2,404,242
		3,925,187

Energy - 6.13%
Cheniere Energy, Inc.(c)	9,224	1,512,644
Chesapeake Energy Corp.(c)	18,209	1,404,096
Diamondback Energy, Inc.(c)	2,405	369,745
Exxon Mobil Corp.(c)	11,919	1,225,392
Noble Corp PLC	16,057	708,595
Schlumberger N.V.(c)	14,061	684,771
Southwestern Energy Co.(a)(c)	250,973	1,618,776
Transocean Ltd.(a)(c)	152,377	831,978
		8,355,997

Financials - 7.95%
Berkshire Hathaway, Inc., Class A(a)(c)	3	1,734,060
Berkshire Hathaway, Inc., Class B(a)	1,086	416,742
Charles Schwab Corp.	9,990	628,571
HDFC Bank Ltd. - ADR(b)(c)	17,700	982,173
ICICI Bank Ltd. - Sponsored ADR(b)(c)	112,500	2,745,000
JPMorgan Chase & Co.(c)	15,800	2,754,888
Starwood Property Trust, Inc.(b)(c)	24,400	496,052
Visa, Inc., Class A(c)	3,955	1,080,743
		10,838,229

	Shares	Value
COMMON STOCKS - 116.89% (continued)
Health Care - 16.91%
Acadia Healthcare Co., Inc.(a)(b)(c)	7,050	$579,087
Amphivena Therapeutics, Inc. Series C(a)(d)(e)(f)(g)(h)	334,425	128,185
Argenx SE - ADR(a)(c)	2,015	766,728
Centrexion Therapeutics Corp.(a)(d)(e)(f)(g)(h)	4,336	5,979
Centrexion Therapeutics Corp. Series D Preferred(a)(d)(e)(f)(g)(h)	66,719	92,005
DexCom, Inc.(a)(c)	18,400	2,232,840
Elevance Health, Inc.(c)	4,345	2,143,997
Eli Lilly & Co.	3,165	2,043,356
Encompass Health Corp.(c)	16,000	1,136,640
HCA Healthcare, Inc.(c)	5,580	1,701,342
Humana, Inc.	3,660	1,383,700
Johnson & Johnson(c)	5,659	899,215
Merck & Co., Inc.(b)(c)	16,680	2,014,610
Roivant Sciences Ltd.(a)	115,900	1,159,000
Sanofi - ADR(c)	44,622	2,226,638
Select Medical Holdings Corp.(b)(c)	55,500	1,442,445
Surgery Partners, Inc.(a)(b)(c)	28,300	868,527
Tenet Healthcare Corp.(a)(b)(c)	9,970	824,918
Universal Health Services, Inc.	8,540	1,356,237
		23,005,449

Industrials - 14.39%
Airbus SE	30,482	4,868,792
Boeing Co.(a)(c)	6,905	1,457,231
Ferguson PLC(c)	18,200	3,419,052
General Dynamics Corp.(b)(c)	14,040	3,720,460
Northrop Grumman Corp.(b)(c)	4,153	1,855,394
TransDigm Group, Inc.(c)	3,909	4,271,286
		19,592,215

Information Technology - 33.43%
Accenture PLC, Class A(b)(c)	5,075	1,846,691
Amphenol Corp., Class A(c)	16,300	1,647,930
Apple, Inc.(c)	25,120	4,632,128
ASML Holding N.V.	4,054	3,526,250
Broadcom, Inc.(b)(c)	2,581	3,045,580
Lam Research Corp.(b)(c)	6,011	4,960,097
Microsoft Corp.(c)	25,400	10,098,532
NVIDIA Corp.(c)	9,145	5,626,644
Samsung Electronics Co., Ltd.	45,046	2,453,710
Samsung Electronics Co., Ltd., Preference	14,668	645,122
ServiceNow, Inc.(a)(c)	2,411	1,845,379
SK Hynix, Inc.	51,339	5,181,406
		45,509,469

Materials - 5.12%
Ecolab, Inc.	10,010	1,984,182
Freeport-McMoRan, Inc., Class B(c)	28,900	1,147,041
Linde PLC(c)	4,287	1,735,506
Vale SA - Sponsored ADR, Class B(c)	152,900	2,093,201
		6,959,930

See Notes to Schedules of Investments

Clough Global Equity Fund

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 116.89% (continued)
Real Estate - 0.63%
Prologis, Inc.(c)	3,200	$405,408
Simon Property Group, Inc.(c)	3,200	443,552
		848,960

Utilities - 1.62%
Duke Energy Corp.(b)(c)	10,800	1,034,964
Exelon Corp.(c)	33,600	1,169,616
		2,204,580

TOTAL COMMON STOCKS (Cost $132,463,057)		159,142,253

Description/Maturity Date	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.01%
Health Care - 0.01%
Amphivena Convertible Note PP, 12/31/2049(a)(d)(e)(f)(g)(h)	108,750	24,469

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $108,750)		24,469

	Shares	Value
MONEY MARKET FUNDS - 2.99%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 5.210% (7-day yield)	4,064,048	4,064,048

TOTAL MONEY MARKET FUNDS (Cost $4,064,048)		4,064,048

TOTAL INVESTMENTS - 119.89% (Cost $136,635,855)		163,230,770

Liabilities in Excess of Other Assets - (19.89)%(i)		(27,083,268)

NET ASSETS - 100.00%		$136,147,502

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.90)%
Consumer Discretionary - (10.27)%
Asbury Automotive Group, Inc.(a)	(5,015)	$(1,048,436)
AutoNation, Inc.(a)	(7,450)	(1,040,467)
Brunswick Corp.	(20,900)	(1,686,212)
Carter's, Inc.	(18,740)	(1,417,494)
Ford Motor Co.	(81,810)	(958,813)
General Motors Co.	(10,960)	(425,248)
Harley-Davidson, Inc.	(69,390)	(2,251,706)
Lithia Motors, Inc., Class A	(3,255)	(959,737)
Pool Corp.	(3,745)	(1,390,331)
Tractor Supply Co.	(6,400)	(1,437,440)
YETI Holdings, Inc.(a)	(31,500)	(1,385,055)
		(14,000,939)

Consumer Staples - (1.96)%
Energizer Holdings, Inc.	(39,900)	(1,261,638)
Target Corp.	(10,100)	(1,404,708)
		(2,666,346)

Financials - (1.65)%
Deutsche Bank AG	(123,600)	(1,588,260)
Discover Financial Services	(6,160)	(650,003)
		(2,238,263)

Industrials - (3.50)%
American Airlines Group, Inc.(a)	(23,900)	(340,097)
AMETEK, Inc.	(2,800)	(453,740)
Avis Budget Group, Inc.	(7,000)	(1,145,970)
Honeywell International, Inc.	(2,100)	(424,746)
Jacobs Solutions, Inc.	(3,500)	(471,695)
Paychex, Inc.	(6,000)	(730,380)
Rockwell Automation, Inc.	(1,400)	(354,592)
Shoals Technologies Group, Inc., Class A(a)	(63,700)	(838,929)
		(4,760,149)

Information Technology - (0.50)%
International Business Machines Corp.	(3,690)	(677,705)

Materials - (1.02)%
Avery Dennison Corp.	(6,980)	(1,392,161)

TOTAL COMMON STOCKS (Proceeds $24,855,564)		(25,735,563)

TOTAL SECURITIES SOLD SHORT (Proceeds $24,855,564)		(25,735,563)

See Notes to Schedules of Investments

Clough Global Equity Fund

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

Investment Abbreviations:

ADR - American Depository Receipt

PLC – Public Limited Company

(a)	Non-income producing security.
(b)	Loaned security; a portion or all of the security is on loan as of January 31, 2024.
(c)

Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2024, the aggregate value of those securities was $119,132,738, representing 87.50% of net assets.

(d)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2024, these securities had an aggregate value of $250,638 or 0.18% of net assets.

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	Restricted security.
(g)	Fair valued security; valued in accordance with procedures approved by the Board. As of January 31, 2024, these securities had an aggregate value of $250,638 or 0.18% of total net assets.
(h)

Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2024, these securities had an aggregate value of $250,638 or 0.18% of net assets.

(i)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

Clough Global Opportunities Fund

Schedule of Investments

January 31, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 105.40%
Communication Services - 8.62%
Alphabet, Inc.(a)(b)	121,990	$17,298,182
Verizon Communications, Inc.(b)	93,300	3,951,255
		21,249,437

Consumer Discretionary - 16.89%
Amazon.com, Inc.(a)(b)	71,650	11,120,080
Booking Holdings, Inc.(a)(b)	574	2,013,288
BYD Co. Ltd.	177,500	3,957,335
Carnival Corp.(a)(b)	170,100	2,820,258
D.R. Horton, Inc.(b)	17,810	2,545,227
DraftKings, Inc.(a)(b)	102,440	4,000,282
Home Depot, Inc.(b)	4,599	1,623,263
McDonald's Corp.(b)	11,390	3,334,081
Melco Resorts & Entertainment Ltd. - ADR(a)(b)	27,800	217,118
PulteGroup, Inc.	13,890	1,452,338
Royal Caribbean Cruises Ltd.(a)(b)(c)	31,337	3,995,467
Trip.com Group Ltd. - ADR(a)	17,600	643,456
Wynn Resorts, Ltd.(b)(c)	41,180	3,888,627
		41,610,820

Consumer Staples - 2.68%
Coca-Cola Co.(b)	17,900	1,064,871
General Mills, Inc.(b)	21,700	1,408,547
Procter & Gamble Co.(b)	26,300	4,132,782
		6,606,200

Energy - 5.22%
Cheniere Energy, Inc.(b)	12,561	2,059,878
Chesapeake Energy Corp.(b)	29,432	2,269,502
Diamondback Energy, Inc.	3,912	601,431
Exxon Mobil Corp.(b)(c)	19,160	1,969,840
Noble Corp PLC(b)(c)	26,152	1,154,088
Schlumberger N.V.(b)	16,875	821,812
Southwestern Energy Co.(a)(b)	406,994	2,625,111
Transocean Ltd.(a)(b)(c)	247,495	1,351,323
		12,852,985

Financials - 6.83%
Berkshire Hathaway, Inc., Class A(a)(b)	5	2,890,100
Berkshire Hathaway, Inc., Class B(a)	1,963	753,282
Charles Schwab Corp.	18,180	1,143,886
HDFC Bank Ltd. - ADR(b)(c)	32,075	1,779,842
ICICI Bank Ltd. - Sponsored ADR(b)(c)	192,800	4,704,320
JPMorgan Chase & Co.(b)	27,100	4,725,156
Starwood Property Trust, Inc.(b)(c)	41,673	847,212
		16,843,798

	Shares	Value
COMMON STOCKS - 105.40% (continued)
Health Care - 15.24%
Acadia Healthcare Co., Inc.(a)(b)	12,100	$993,894
Amphivena Therapeutics, Inc. Series C(a)(d)(e)(f)(g)(h)	780,326	299,099
Argenx SE - ADR(a)(b)	3,531	1,343,581
Centrexion Therapeutics Corp.(a)(d)(e)(f)(g)(h)	14,166	19,535
Centrexion Therapeutics Corp. Series D Preferred(a)(d)(e)(f)(g)(h)	217,952	300,556
DexCom, Inc.(a)(b)	31,360	3,805,536
Elevance Health, Inc.(b)	7,644	3,771,855
Eli Lilly & Co.	4,830	3,118,296
Encompass Health Corp.(b)	27,400	1,946,496
HCA Healthcare, Inc.(b)	9,560	2,914,844
Humana, Inc.	6,610	2,498,977
Merck & Co., Inc.(b)(c)	28,450	3,436,191
Roivant Sciences Ltd.(a)	198,600	1,986,000
Sanofi - ADR(b)	75,583	3,771,592
Select Medical Holdings Corp.(b)	77,200	2,006,428
Surgery Partners, Inc.(a)(b)(c)	48,946	1,502,153
Tenet Healthcare Corp.(a)(b)(c)	17,120	1,416,509
Universal Health Services, Inc.	15,460	2,455,203
		37,586,745

Industrials - 13.79%
Airbus SE	52,295	8,352,913
Boeing Co.(a)(b)	12,475	2,632,724
Ferguson PLC(b)	33,255	6,247,284
General Dynamics Corp.(b)	23,640	6,264,364
Northrop Grumman Corp.(b)	7,109	3,176,017
TransDigm Group, Inc.(b)	6,681	7,300,195
		33,973,497

Information Technology - 29.04%
Accenture PLC, Class A(b)	8,774	3,192,683
Amphenol Corp., Class A	18,900	1,910,790
Apple, Inc.(b)	37,300	6,878,120
ASML Holding N.V.	7,337	6,381,869
Broadcom, Inc.(b)(c)	4,436	5,234,480
Lam Research Corp.(b)(c)	10,377	8,562,789
Microsoft Corp.(b)(c)	40,320	16,030,426
NVIDIA Corp.(b)	13,213	8,129,562
Samsung Electronics Co., Ltd.	78,075	4,252,840
Samsung Electronics Co., Ltd., Preference	26,679	1,173,384
ServiceNow, Inc.(a)(b)	4,133	3,163,398
SK Hynix, Inc.	66,464	6,707,901
		71,618,242

Materials - 4.94%
Ecolab, Inc.	18,100	3,587,782
Freeport-McMoRan, Inc., Class B	49,600	1,968,624
Linde PLC(b)	7,380	2,987,645
Vale SA - Sponsored ADR, Class B(b)	264,700	3,623,743
		12,167,794

See Notes to Schedules of Investments

Clough Global Opportunities Fund

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

	Shares	Value
COMMON STOCKS - 105.40% (continued)
Real Estate - 0.61%
Prologis, Inc.(b)	5,600	$709,464
Simon Property Group, Inc.(b)(c)	5,600	776,216
		1,485,680

Utilities - 1.54%
Duke Energy Corp.(b)	18,700	1,792,021
Exelon Corp.(b)(c)	57,600	2,005,056
		3,797,077

TOTAL COMMON STOCKS (Cost $217,475,092)		259,792,275

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 11.28%
Energy - 3.22%
NGL Energy Operating LLC, 2/1/2026, 7.500%(d)(f)	$2,760,000	2,810,867
Transocean, Inc., 2/1/2027, 8.000%(b)(d)(f)	5,150,000	5,115,134
		7,926,001

Financials - 0.80%
Bank of Americal Corp., Perpetual Maturity, 5.875%(i)	2,040,000	1,981,350

Health Care - 1.03%
Tenet Healthcare Corp., 10/1/2028, 6.125%(b)	2,560,000	2,552,742

Industrials - 6.23%
AerCap Global Aviation Trust, 6/15/2045, 6.500%(d)(f)	2,530,000	2,516,268
Air Canada 2013-1 Class A Pass Through Trust, 5/15/2025, 4.125%(b)(d)(f)	3,661,397	3,558,452
American Airlines 2013-1 Class A Pass Through Trust, 7/15/2025, 4.000%	1,068,469	1,028,893
American Airlines 2019-1 Class A Pass Through Trust, 2/15/2032, 3.500%(b)	3,564,624	3,035,727
The Hertz Corp., 12/1/2029, 5.000%(d)(f)	1,180,000	933,530
Hexcel Corp., 8/15/2025, 4.950%(b)	1,000,000	977,157
TransDigm, Inc., 11/15/2027, 5.500%(b)	2,500,000	2,434,397

Description/Maturity Date/Rate	Principal Amount	Value
CORPORATE BONDS - 11.28% (continued)
Industrials - 6.23% (continued)
United Airlines 2020-1 Class B Pass Through Trust, 1/15/2026, 4.875%	$889,600	$869,567
		15,353,991

TOTAL CORPORATE BONDS (Cost $27,675,798)		27,814,084

Description/Maturity Date	Principal Amount	Value
CONVERTIBLE CORPORATE BONDS - 0.02%
Health Care - 0.02%
Amphivena Convertible Note PP, 12/31/2049(a)(d)(e)(f)(g)(h)	253,750	57,094

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $253,750)		57,094

	Shares	Value
MONEY MARKET FUNDS - 2.78%
BlackRock Liquidity Funds, T-Fund Portfolio, Institutional Class, 5.210% (7-day yield)	6,841,425	6,841,425

TOTAL MONEY MARKET FUNDS (Cost $6,841,425)		6,841,425

TOTAL INVESTMENTS - 119.48% (Cost $252,246,065)		294,504,878

Liabilities in Excess of Other Assets - (19.48)%(j)		(48,020,811)

NET ASSETS - 100.00%		$246,484,067

See Notes to Schedules of Investments

Clough Global Opportunities Fund

Schedule of Investments

January 31, 2024 (Continued) (Unaudited)

SCHEDULE OF SECURITIES SOLD SHORT	Shares	Value
COMMON STOCKS - (18.98)%
Consumer Discretionary - (10.32)%
Asbury Automotive Group, Inc.(a)	(9,070)	$(1,896,174)
AutoNation, Inc.(a)	(13,480)	(1,882,617)
Brunswick Corp.	(38,250)	(3,086,010)
Carter's, Inc.	(34,090)	(2,578,568)
Ford Motor Co.	(148,890)	(1,744,991)
General Motors Co.	(19,810)	(768,628)
Harley-Davidson, Inc.	(125,710)	(4,079,290)
Lithia Motors, Inc., Class A	(5,940)	(1,751,409)
Pool Corp.	(6,810)	(2,528,213)
Tractor Supply Co.	(11,700)	(2,627,820)
YETI Holdings, Inc.(a)	(57,200)	(2,515,084)
		(25,458,804)

Consumer Staples - (1.97)%
Energizer Holdings, Inc.	(72,400)	(2,289,288)
Target Corp.	(18,380)	(2,556,290)
		(4,845,578)

Financials - (1.66)%
Deutsche Bank AG	(226,400)	(2,909,240)
Discover Financial Services	(11,150)	(1,176,548)
		(4,085,788)

Industrials - (3.50)%
American Airlines Group, Inc.(a)	(43,300)	(616,159)
AMETEK, Inc.	(5,100)	(826,455)
Avis Budget Group, Inc.	(12,740)	(2,085,665)
Honeywell International, Inc.	(3,800)	(768,588)
Jacobs Solutions, Inc.	(6,300)	(849,051)
Paychex, Inc.	(11,000)	(1,339,030)
Rockwell Automation, Inc.	(2,500)	(633,200)
Shoals Technologies Group, Inc., Class A(a)	(115,800)	(1,525,086)
		(8,643,234)

Information Technology - (0.50)%
International Business Machines Corp.	(6,670)	(1,225,012)

Materials - (1.03)%
Avery Dennison Corp.	(12,700)	(2,533,015)

TOTAL COMMON STOCKS (Proceeds $45,187,817)		(46,791,431)

TOTAL SECURITIES SOLD SHORT (Proceeds $45,187,817)		(46,791,431)

Investment Abbreviations:

ADR - American Depository Receipt

PLC – Public Limited Company

(a)	Non-income producing security.
(b)

Pledged security; a portion or all of the security is pledged as collateral for securities sold short or borrowings. As of January 31, 2024, the aggregate value of those securities was $198,660,242, representing 80.60% of net assets.

(c)	Loaned security; a portion or all of the security is on loan as of January 31, 2024.
(d)

All or a portion of the security is exempt from registration of the Securities Act of 1933. These securities may be resold in transactions exempt from registration under Rule 144A, normally to qualified institutional buyers. As of January 31, 2024, these securities had an aggregate value of $15,610,535 or 6.33% of net assets.

(e)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(f)	Restricted security.
(g)	Fair valued security; valued in accordance with procedures approved by the Board. As of January 31, 2024, these securities had an aggregate value of $676,284 or 0.27% of total net assets.
(h)

Private Placement; these securities may only be resold in transactions exempt from registration under the Securities Act of 1933. As of January 31, 2024, these securities had an aggregate value of $676,284 or 0.27% of net assets.

(i)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(j)	Includes cash which is being held as collateral for securities sold short.

For Fund compliance purposes, the Fund’s sector classifications refer to any one of the sector sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease. Sectors are shown as a percent of net assets. These sector classifications are unaudited.

See Notes to Schedules of Investments

Clough Global Funds

Notes to Schedules of Investments

January 31, 2024 (Unaudited)

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund (each a “Fund”, collectively the “Funds”), are closed-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”). The Funds were organized under the laws of the state of Delaware on April 27, 2004, January 25, 2005, and January 12, 2006, respectively for Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund. The Funds were previously registered as non-diversified investment companies. As a result of ongoing operations, each of the Funds became a diversified company. The Funds may not resume operating in a non-diversified manner without first obtaining shareholder approval. Each Fund’s investment objective is to provide a high level of total return. Each Declaration of Trust provides that the Board of Trustees (the “Board”) may authorize separate classes of shares of beneficial interest. The common shares of Clough Global Dividend and Income Fund, Clough Global Equity Fund, and Clough Global Opportunities Fund are listed on the NYSE American LLC and trade under the ticker symbols “GLV”, “GLQ” and “GLO” respectively.

The following is a summary of significant accounting policies followed by the Funds. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures, including the disclosure of contingent assets and liabilities, in the financial statements during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Funds ultimately realize upon sale of the securities. Each Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies as codified in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies.

The net asset value (“NAV”) per share of each Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (“NYSE” or the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by a Fund at times when the Fund is not open for business. As a result, each Fund’s NAV may change at times when it is not possible to purchase or sell shares of that Fund.

Investment Valuation – Securities and securities sold short, held by each Fund, for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Money market funds are valued based on the closing NAV. Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is primarily traded. In certain countries market maker prices are used since they are the most representative of the daily trading activity. Market maker prices are usually the mean between the bid and ask prices. Certain markets are not closed at the time that the Funds price their portfolio securities. In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the NYSE as appropriate. Securities not traded on a particular day are valued at the mean between the last reported bid and the asked quotes, or the last sale price when appropriate; otherwise fair value will be determined by the Board-appointed fair valuation committee. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services or dealers at the mean between the latest available bid and asked prices. As authorized by the Board, debt securities (including short-term obligations that will mature in 60 days or less) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service.

If the price of a security is unavailable, or the price of a security is unreliable, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined the valuation designee. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Fund's investment adviser, Clough Capital Partners L.P. ("Clough" or the "Adviser"), as the valuation designee with respect to the fair valuation of each Fund's portfolio securities, subject to oversight by and periodic reporting to the Board. For this purpose, fair value is the price that a Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that a Fund could actually receive on a sale of the security.

A three-tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 – Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 – Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date

Clough Global Funds

Notes to Schedules of Investments

January 31, 2024 (Continued) (Unaudited)

The following is a summary of the inputs used as of January 31, 2024, in valuing each Fund’s investments carried at value.

Clough Global Dividend and Income Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$83,711,031	$–	$–	$83,711,031
Preferred Stocks	1,028,864	–	–	1,028,864
Corporate Bonds	–	8,999,560	–	8,999,560
Asset-Backed Securities	–	19,506	–	19,506
Money Market Funds	652,933	–	–	652,933
Total	$85,392,828	$9,019,066	$–	$94,411,894

Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(15,281,600)	–	–	(15,281,600)
Exchange-Traded Funds	(751,076)	–	–	(751,076)
Total	$(16,032,676)	$–	$–	$(16,032,676)

Clough Global Equity Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$12,248,825	$–	$–	$12,248,825
Consumer Discretionary	25,653,412	–	–	25,653,412
Consumer Staples	3,925,187	–	–	3,925,187
Energy	8,355,997	–	–	8,355,997
Financials	10,838,229	–	–	10,838,229
Health Care	22,779,280	–	226,169	23,005,449
Industrials	19,592,215	–	–	19,592,215
Information Technology	45,509,469	–	–	45,509,469
Materials	6,959,930	–	–	6,959,930
Real Estate	848,960	–	–	848,960
Utilities	2,204,580	–	–	2,204,580
Convertible Corporate Bonds	–	–	24,469	24,469
Money Market Funds	4,064,048	–	–	4,064,048
Total	$162,980,132	$–	$250,638	$163,230,770

Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(25,735,563)	–	–	(25,735,563)
Total	$(25,735,563)	$–	$–	$(25,735,563)

Clough Global Funds

Notes to Schedules of Investments

January 31, 2024 (Continued) (Unaudited)

Clough Global Opportunities Fund

Investments in Securities at Value(a)	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks
Communication Services	$21,249,437	$–	$–	$21,249,437
Consumer Discretionary	41,610,820	–	–	41,610,820
Consumer Staples	6,606,200	–	–	6,606,200
Energy	12,852,985	–	–	12,852,985
Financials	16,843,798	–	–	16,843,798
Health Care	36,967,555	–	619,190	37,586,745
Industrials	33,973,497	–	–	33,973,497
Information Technology	71,618,242	–	–	71,618,242
Materials	12,167,794	–	–	12,167,794
Real Estate	1,485,680	–	–	1,485,680
Utilities	3,797,077	–	–	3,797,077
Corporate Bonds	–	27,814,084	–	27,814,084
Convertible Corporate Bonds	–	–	57,094	57,094
Money Market Funds	6,841,425	–	–	6,841,425
Total	$266,014,510	$27,814,084	$676,284	$294,504,878

Other Financial Instruments
Liabilities
Securities Sold Short
Common Stocks	(46,791,431)	–	–	(46,791,431)
Total	$(46,791,431)	$–	$–	$(46,791,431)

(a)	For detailed descriptions and other security classifications, see the accompanying Schedule of Investments.

In the event an independent pricing service is unable to provide an evaluated price for a security or the Adviser believes the price provided is not reliable, securities of each Fund may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

Foreign Securities – Each Fund may invest a portion of its assets in foreign securities. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency spot contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of each Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions. Although the net assets and the values are presented at the foreign exchange rates at market close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in prices of securities held.

A foreign currency spot contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. Each Fund may enter into foreign currency spot contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to a Fund include the potential inability of the counterparty to meet the terms of the contract.

Exchange Traded Funds – Each Fund may invest in Exchange Traded Funds (“ETFs”), which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a Fund investing in an ETF will indirectly bear those costs. Such Funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices that are generally close to the NAV of the ETF.

Short Sales – Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

Each Fund's obligation to replace the borrowed security will be secured by collateral deposited with the broker-dealer, usually cash, U.S. government securities or other liquid securities. Each Fund will also be required to designate on its books and records similar collateral with its custodian to the extent, if any, necessary so that the aggregate collateral value is at all times at least equal to the current value of the security sold short. Each Fund is obligated to pay interest to the broker for any debit balance of the margin account relating to short sales.

Clough Global Funds

Notes to Schedules of Investments

January 31, 2024 (Continued) (Unaudited)

Each Fund may also sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short without payment of further compensation (a short sale against-the-box). In a short sale against-the-box, the short seller is exposed to the risk of being forced to deliver stock that it holds to close the position if the borrowed stock is called in by the lender, which would cause gain or loss to be recognized on the delivered stock. Each Fund expects normally to close its short sales against-the-box by delivering newly acquired stock.

Restricted Securities: Although the Funds will invest primarily in publicly traded securities, they may invest a portion of their assets (up to 10% of its value) in restricted securities. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act of 1933, as amended (the "Securities Act") or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

Restricted securities as of January 31, 2024, were as follows.

Clough Global Dividend and Income Fund
Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
AerCap Global Aviation Trust	1.05%	9/14/2023	$840,000	$827,487	$835,441
Melco Resorts Finance Ltd.	0.29	9/21/2020	250,000	255,301	234,180
NGL Energy Operating LLC	1.20	3/2/2023	940,000	922,376	957,324
The Hertz Corp.	0.39	12/20/2023	390,000	322,257	308,539
Transocean, Inc.	2.14	7/21/2023	1,720,000	1,666,692	1,708,356
TOTAL	5.07%		$4,140,000	$3,994,113	$4,043,840

Clough Global Equity Fund
Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
Amphivena Convertible Note PP	0.02%	8/27/2021	$108,750	$108,750	$24,469
Amphivena Therapeutics, Inc. Series C	0.09	4/8/2019	334,425	1,199,997	128,185
Centrexion Therapeutics Corp.	0.00	3/19/2019	4,336	48,741	5,979
Centrexion Therapeutics Corp. Series D Preferred	0.07	12/18/2017	66,719	701,250	92,005
TOTAL	0.18%		$514,230	$2,058,738	$250,638

Clough Global Opportunities Fund
Security	% of Net Assets	Acquisition Date	Principal Amount	Cost	Value
AerCap Global Aviation Trust	1.02%	9/14/2023	$2,530,000	$2,492,312	$2,516,268
Air Canada 2013-1 Class A Pass Through Trust	1.44	5/3/2022	3,661,397	3,604,445	3,558,452
Amphivena Convertible Note PP	0.02	8/27/2021	253,750	253,750	57,094
Amphivena Therapeutics, Inc. Series C	0.12	4/8/2019	780,326	2,799,997	299,099
Centrexion Therapeutics Corp.	0.01	3/19/2019	14,166	159,240	19,535
Centrexion Therapeutics Corp. Series D Preferred	0.12	12/18/2017	217,952	2,290,759	300,556
NGL Energy Operating LLC	1.14	3/2/2023	2,760,000	2,709,190	2,810,867
The Hertz Corp.	0.38	12/20/2023	1,180,000	975,035	933,530
Transocean, Inc.	2.08	7/21/2023	5,150,000	4,991,176	5,115,134
TOTAL	6.33%		$16,547,591	$20,275,904	$15,610,535

Counterparty Risk: Each of the Funds run the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, a borrower of each Fund’s securities or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to make timely principal, interest, or settlement payments or otherwise honor its obligations. In addition, to the extent that each of the Funds use over-the-counter derivatives, and/or has significant exposure to a single counterparty, this risk will be particularly pronounced for each of the Funds.

Other Risk Factors: Investing in the Funds may involve certain risks including, but not limited to, the following:

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Funds. These events may have adverse effects on the Funds such as a decline in the value and liquidity of many securities held by the Funds, and a decrease in NAV. Such unforeseen developments may limit or preclude the Funds’ ability to achieve their investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may result in the securities held by the Funds being subject to larger short-term declines in value compared to other types of investments.

The Funds may have elements of risk due to their investments in foreign issuers located in various countries outside the U.S. Such investments may subject the Funds to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Clough Global Funds

Notes to Schedules of Investments

January 31, 2024 (Continued) (Unaudited)

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Funds invest in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

The economic impacts of a global pandemic may adversely impact the Funds’ ability to reach their investment objectives and may adversely affect the value and liquidity of the Funds’ investments. Because of uncertainties in valuation, values reflected in the Schedules of Investments may differ from the value received upon sales of those investments. These circumstances may continue for an extended period of time, and may adversely affect the value and liquidity of the Funds’ investments.

NOTE 2 - COMMITTED FACILITY AGREEMENT AND LENDING AGREEMENT

Each Fund entered into a financing package that includes a Committed Facility Agreement (the “Agreement”) dated January 16, 2009, as amended, between each Fund and BNP Paribas Prime Brokerage, Inc. (“BNP”) that allows each Fund to borrow funds from BNP. Each Fund entered a Special Custody and Pledge Agreement (the “Pledge Agreement”) dated December 9, 2013, as amended, between each Fund, the Funds’ custodian, and BNP. As of October 31, 2016, the Pledge Agreement was assigned from BNP to BNP Paribas Prime Brokerage International, Ltd. Per the Pledge Agreement, borrowings under the Agreement are secured by assets of each Fund that are held by the Fund’s custodian in a separate account (the “pledged collateral”). On January 31, 2024, the pledged collateral was valued at $67,679,495, $119,132,738 and $198,660,242 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund, respectively. Each Fund may, with 30 days’ notice, reduce the Maximum Commitment Financing to the highest possible amount that, if fully drawn, would be in compliance with the applicable asset coverage requirement of Section 18 of the 1940 Act. Interest is charged at OBFR plus 0.80% on the amount borrowed.

The Maximum Commitment Financing allowed under the Agreement is the lower of the outstanding borrowings of each Fund or $63,300,000, $139,500,000 and $257,000,000 for the Clough Global Dividend and Income Fund, Clough Global Equity Fund and the Clough Global Opportunities Fund, respectively. As of January 31, 2024, the outstanding borrowings for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $16,000,000, $29,000,000 and $52,000,000, respectively. The interest rate applicable to the borrowings of Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund on January 31, 2024, was 6.11%.

The Lending Agreement is a separate side-agreement between each Fund and BNP pursuant to which BNP may borrow a portion of the pledged collateral (the “Lent Securities”) in an amount not to exceed the outstanding borrowings owed by a Fund to BNP under the Agreement. The Lending Agreement is intended to permit each Fund to significantly reduce the cost of its borrowings under the Agreement. BNP has the ability to re-register the Lent Securities in its own name or in another name other than the Fund to pledge, re-pledge, sell, lend or otherwise transfer or use the collateral with all attendant rights of ownership. (It is each Fund’s understanding that BNP will perform due diligence to determine the creditworthiness of any party that borrows Lent Securities from BNP.) Each Fund may designate any security within the pledged collateral as ineligible to be a Lent Security, provided there are eligible securities within the pledged collateral in an amount equal to the outstanding borrowing owed by a Fund. During the year in which the Lent Securities are outstanding, BNP must remit payment to each Fund equal to the amount of all dividends, interest or other distributions earned or made by the Lent Securities.

Under the terms of the Lending Agreement, the Lent Securities are marked to market daily, and if the value of the Lent Securities exceeds the value of the then-outstanding borrowings owed by a Fund to BNP under the Agreement (the “Current Borrowings”), BNP must, on that day, either (1) return Lent Securities to each Fund’s custodian in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings; or (2) post cash collateral with each Fund’s custodian equal to the difference between the value of the Lent Securities and the value of the Current Borrowings. If BNP fails to perform either of these actions as required, each Fund will recall securities, as discussed below, in an amount sufficient to cause the value of the outstanding Lent Securities to equal the Current Borrowings. Each Fund can recall any of the Lent Securities and BNP shall, to the extent commercially possible, return such security or equivalent security to each Fund’s custodian no later than three business days after such request. If a Fund recalls a Lent Security pursuant to the Lending Agreement, and BNP fails to return the Lent Securities or equivalent securities in a timely fashion, BNP shall remain liable for the ultimate delivery to each Fund’s custodian of such Lent Securities, or equivalent securities, and for any buy-in costs that the executing broker for the sales transaction may impose with respect to the failure to deliver. Should the borrower of the securities fail financially, the Funds have the right to reduce the outstanding amount of the Current Borrowings against which the pledged collateral has been secured. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities. Under the terms of the Lending Agreement, each Fund shall have the right to apply and set-off an amount equal to one hundred percent (100%) of the then current fair value of such Lent Securities against the Current Borrowings. As of January 31, 2024, the value of the Lent Securities for Clough Global Dividend and Income Fund, Clough Global Equity Fund and Clough Global Opportunities Fund were $13,771,191, $25,530,028, and $40,506,757, respectively.